Subsequent Events (Details)							1 Months Ended	12 Months Ended	14 Months Ended
	Oct. 23, 2025	Oct. 06, 2025 USD ($)	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 26, 2025 USD ($)	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2025 $ / shares	[2]	May 12, 2025 $ / shares	Feb. 26, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	[1],[2]	Mar. 04, 2024 $ / shares
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)								$ 0.0001 [1]	$ 0.0001 [1]	$ 0.0001				$ 0.0001		$ 0.0001
Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							114,235	29,844	55,975
Sale of stock, price per share (in dollars per share)							$ 35.01
Consideration received on transaction | $						$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)						$ 2.16
Lynrock Lake Term Loan
Subsequent Event [Line Items]
Debt instrument, face amount | $													$ 10,100,000
Lynrock Lake Term Loan | Lynrock Lake Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares													20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share)													$ 1.20
Lynrock Lake Term Loan | Senior Loans
Subsequent Event [Line Items]
Debt instrument, face amount | $													$ 10,100,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)					$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Class of warrant or right, purchase price of warrants or rights ( in dollars per share)												$ 2.922
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Common stock, par or stated value per share (in dollars per share)			$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares			2,232,243			261,644
Shares issued (in shares) | shares						523,286
Sale of stock, price per share (in dollars per share)			$ 4.50			$ 1.911
Consideration received on transaction | $			$ 18,180,655			$ 500,000
Subsequent Event | Private Placement | Pre-Funded Warrant
Subsequent Event [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share)			$ 4.4997
Subsequent Event | Subscription Warrant | Private Placement
Subsequent Event [Line Items]
Warrants and rights outstanding, term			5 years
Shares issued (in shares) | shares			4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 4.50
Subsequent Event | Pre-Funded Warrant | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			5,424,083
Shares issued (in shares) | shares			1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 0.0003
Subsequent Event | Lynrock Lake Term Loan - Tranche B | Lynrock Lake Warrant
Subsequent Event [Line Items]
Payments for repurchase of warrants | $				$ 5,000,000.0
Subsequent Event | Lynrock Lake Term Loan - Tranche B | Senior Loans
Subsequent Event [Line Items]
Debt instrument, increase (decrease) face amount | $				5,000,000.0
Repayments of debt | $		$ 5,000,000
Debt instrument, interest rate, effective percentage		6.00%
Subsequent Event | Lynrock Lake Term Loan
Subsequent Event [Line Items]
Debt instrument, face amount | $													$ 10,100,000
Subsequent Event | Lynrock Lake Term Loan | Lynrock Lake Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares													20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share)													$ 1.20
Subsequent Event | Lynrock Lake Term Loan | Senior Loans
Subsequent Event [Line Items]
Debt instrument, face amount | $				$ 15,100,000									$ 10,100,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio					2
Subsequent Event | Maximum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio					20

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[2]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.